13. Warrants (December 2013 Note)	12 Months Ended
Dec. 31, 2013
Warrants and Rights Note Disclosure [Abstract]
Warrants

In connection with the sale of shares of its common stock in 2010, the Company issued warrants to purchase a total of 4,712 shares of its common stock at $40.00 per share exercisable for a three-year period. As of December 31 2013, all of these warrants have expired. In June 2012, the Company issued warrants to purchase up to 53,810 shares of the Company’s common stock. In August 2013, 50,000 of these warrants were exchanged for common stock on a one for one basis with no receipt of cash and the warrants were cancelled. In October 2013, the Company exchanged the remaining 3,810 warrants for shares of restricted common stock of the Company on a one for one basis with no exchange of cash.

The following schedule summarizes the changes in the Company’s warrants during 2013 and 2012:

	Number of Warrants	Exercise Price per Share	Weighted Average Exercise Price per Share

Balance at December 31, 2011	4,712	$40.00	$40.00
Warrants Granted	53,810	$33.00	$33.00
Warrants Exercised	–
Warrants Expired or Cancelled	–
Balance at December 31, 2012	58,522	$33.00 – 40.00	$34.00
Warrants Granted	–	–	–
Warrants Exercised	–	–	–
Warrants Expired or Cancelled	(58,522)	$33.00 – 40.00	$34.00
Balance at December 31, 2013	–	–	$–

Exercisable at December 31, 2012	58,522	$33.00 – 40.00	$34.00
Exercisable at December 31, 2013	–	$–	$–